UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Current assets
Cash (including cash of VIEs of RMB397,948 and RMB201,998 as of December 31, 2016 and September 30, 2017, respectively)	¥ 1,174,079	¥ 1,811,319
Restricted cash (including restricted cash of VIEs of RMB10,091 and RMB10,291 as of December 31, 2016 and September 30, 2017, respectively)	53,155	27,673
Accounts receivable, net of allowance for doubtful accounts (including accounts receivable, net of allowance for doubtful accounts of VIEs of RMB172,538 and RMB292,865 as of December 31, 2016 and September 30, 2017, respectively)	306,308	198,851
Value-added-tax ("VAT") recoverable (including VAT recoverable of VIEs of RMB13,399 and RMB11,819 as of December 31, 2016 and September 30, 2017, respectively)	87,377	72,958
Prepaid expenses (including prepaid expenses of VIEs of RMB28,466 and RMB42,564 as of December 31, 2016 and September 30, 2017, respectively)	54,565	50,361
Other current assets (including other current asset of VIEs of RMB1,201 and RMB12,252 as of December 31, 2016 and September 30, 2017, respectively)	35,485	49,151
Total current assets	1,710,969	2,210,313
Property and equipment, net (including property and equipment, net of VIEs of RMB1,421,036 and RMB1,418,200 as of December 31, 2016 and September 30, 2017, respectively)	6,368,830	4,322,891
Intangible assets, net (including intangible assets, net of VIEs of RMB54,558 and RMB48,547 as of December 31, 2016 and September 30, 2017, respectively)	259,229	92,569
Prepaid land use rights, net	26,364	26,792
Goodwill	1,497,788	1,341,087
Deferred tax assets (including deferred tax assets of VIEs of RMB8,178 and RMB10,512 as of December 31, 2016 and September 30, 2017, respectively)	16,428	12,626
VAT recoverable (including VAT recoverable of VIEs of RMB12,094 and RMB11,072 as of December 31, 2016 and September 30, 2017, respectively)	237,682	98,863
Other non-current assets (including other non-current assets of VIEs of RMB36,357 and RMB45,498 as of December 31, 2016 and September 30, 2017, respectively)	137,011	98,725
Total assets	10,254,301	8,203,866
Current liabilities
Short-term borrowings and current portion of long-term borrowings (including short-term borrowings and current portion of long-term borrowings of VIEs of RMB413,600 and RMB257,000 as of December 31, 2016 and September 30, 2017, respectively)	952,734	628,478
Accounts payable (including accounts payable of VIEs of RMB152,192 and RMB101,392 as of December 31, 2016 and September 30, 2017, respectively)	579,333	513,543
Accrued expenses and other payables (including accrued expenses and other payables of VIEs of RMB125,989 and RMB103,211 as of December 31, 2016 and September 30, 2017 respectively)	291,377	207,950
Deferred revenue (including deferred revenue of VIEs of RMB30,033 and RMB35,370 as of December 31, 2016 and September 30, 2017, respectively)	44,408	40,657
Capital lease and other financing obligations, current (including capital lease and other financing obligations, current of VIEs of RMB55,311 and RMB24,807 as of December 31, 2016 and September 30, 2017, respectively)	38,594	88,593
Total current liabilities	1,906,446	1,479,221
Long-term borrowings, excluding current portion (including long-term borrowings, excluding current portion of VIEs of RMB6,500 as of September 30, 2017)	2,241,895	1,509,676
Convertible bonds payable	995,535	1,040,550
Capital lease and other financing obligations, non-current (including capital lease and other financing obligations, non-current of VIEs of RMB631,874 and RMB674,412 as of December 31, 2016 and September 30, 2017, respectively)	1,713,262	1,022,959
Deferred tax liabilities (including deferred tax liabilities of VIEs of RMB39,426 and RMB34,851 as of December 31, 2016 and September 30, 2017, respectively)	91,575	53,280
Other long-term liabilities (including other long-term liabilities of VIEs of RMB8,717 and RMB12,470 as of December 31, 2016 and September 30, 2017, respectively)	481,472	111,706
Total liabilities	7,430,185	5,217,392
Shareholders' equity
Ordinary shares (US$0.00005 par value; 2,002,000,000 shares authorized; 760,009,043 and 780,008,922 shares issued and outstanding as of December 31, 2016 and September 30, 2017, respectively)	267	260
Additional paid-in capital	4,083,234	4,036,959
Accumulated other comprehensive loss	(190,363)	(192,080)
Accumulated deficit	(1,069,022)	(858,665)
Total shareholders' equity	2,824,116	2,986,474
Commitments and contingencies
Total liabilities and shareholders' equity	¥ 10,254,301	¥ 8,203,866